UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22517

GAI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc. Global Alternative Investments 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:       (866) 440-7460

Date of fiscal year end:      March 31

Date of reporting period:      June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) As of June 30, 2016

Strategy	Investments	Cost	Fair Value
Investment Funds - 88.20% Asset-Backed Securities - 13.76%
	East Lodge Capital Credit Opportunities Fund Ltd.	$6,000,000	$5,572,901
	Perella Weinberg Partners Asset Based Value Offshore Fund LP	1,889,477	2,158,890
	Seer Capital Partners Offshore Fund Ltd.	6,350,000	6,707,389
	Serengeti Lycaon Overseas Ltd.	4,599,402	6,645,921
	Serengeti Segregated Portfolio Company, Ltd.	178,458	300,728
	VPC Offshore Unleveraged Private Debt Fund Feeder, LP	3,316,711	3,627,495
			25,013,324
Equity Special Situations - 10.77%
	Ironsides Partners Special Situations Offshore Fund Ltd.	596,857	611,229
	Jet Capital Concentrated Offshore Fund, Ltd.	6,509,036	6,704,119
	Jet Capital Select Opportunities Offshore Fund, Ltd.	3,100,000	2,809,506
	Merion Capital Offshore L.P.	1,500,000	1,493,859
	Senator Global Opportunity Offshore Fund II Ltd.	5,000,000	4,906,368
	Senator Global Opportunity Offshore Fund Ltd.	3,000,000	3,068,482
			19,593,563
Event Driven/Distressed - 15.27%
	Anchorage Capital Partners Offshore, Ltd.	10,118,631	12,240,393
	Archer Capital Fund LP*	13,608	8,353
	Drawbridge Special Opportunities Fund, L.P.*	518,001	980,350
	Garrison Special Opportunities Fund LP*	374,717	269,230
	New Point V Ltd.	70,064	69,596
	Redwood Argentina Offshore Fund, Ltd.	1,823,938	2,202,697
	Redwood Offshore Fund, Ltd.	7,900,000	10,099,157
	Venor Capital Offshore Ltd.	1,942,269	1,904,593
			27,774,369
Global Macro - 12.87%
	Autonomy Global Macro Fund Ltd.	7,104,749	8,895,822
	D.E. Shaw Oculus International Fund	5,326,248	5,988,303
	Dymon Asia Macro Fund	3,150,000	3,116,808
	Guard Macro Offshore Feeder Fund	5,421,164	5,358,751
	Tyticus Partners II Ltd.	83,103	44,084
			23,403,768

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

Strategy	Investments	Cost	Fair Value
Investment Funds - 88.20% (continued) Long/Short Equity - 23.20%
	Cadian Offshore Fund Ltd.	$7,190,417	$7,567,914
	Marble Arch Offshore Partners Ltd.	8,115,426	8,732,815
	Pelham Long/Short Fund Ltd.	5,900,000	7,933,502
	Squadra Equity Fund Ltd.	2,566,380	2,120,598
	SRS Partners, Ltd.	8,441,216	10,802,734
	SRS Special Opportunities III, L.P.	13,588	5,999
	SRS Special Opportunities Master II L.P.	926,721	291,699
	Tekne Offshore Fund, Ltd.	5,200,000	4,714,968
	TPG-Axon Partners, LP*	41,136	23,091
			42,193,320
Relative Value - 12.33%
	D.E. Shaw Composite International Fund	7,000,000	9,965,456
	Kildonan Castle Global Credit Opportunity Fund Ltd.	3,178,412	3,059,035
	Myriad Opportunities Offshore Fund Ltd.	5,000,000	5,517,483
	Whitebox Asymmetric Opportunities Fund, Ltd.	4,000,000	3,885,248
			22,427,222
Investments in Securities - 6.45%
Collateralized Loan Obligation - 1.57%
	Anchorage Capital CLO 4 Ltd.
	(Interest Rate: 0.00%; Maturity Date: 7/28/2026;
	Par Value: $1,315,789)	701,328	779,737
	CIFC Funding 2015-II Ltd.
	(Interest Rate: 6.13%; Maturity Date: 4/15/2027;
	Par Value: $1,500,000)	1,132,500	1,250,100
	Garrison Funding 2015-1 Ltd.
	(Interest Rate: 6.13%; Maturity Date: 5/25/2027;
	Par Value: $1,000,000)	808,850	825,000
			2,854,837
Equity - 4.88%
	BH Macro Ltd.	2,367,110	2,263,037
	Garrison Capital, Inc.	1,274,585	926,171
	Pershing Square Holdings, Ltd.	7,552,093	4,983,299
	Third Point Offshore Investors Ltd.	655,960	706,225
			8,878,732

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

Strategy	Investments	Strike Price	Expiration Date	Cost	Fair Value
Purchased Options - 0.09% Index Options - 0.09%
	Put Option - OTC - Morgan Stanley
	Capital Services Inc., SPX	$2,090	07/15/2016	$60,421	$37,000
	Put Option - OTC - Morgan Stanley
	Capital Services Inc., SPX	$2,070	07/29/2016	$49,261	$49,200
	Put Option - OTC - Morgan Stanley
	Capital Services Inc., SPX	$2,050	08/19/2016	$65,661	$65,600
					151,800
Total Investments (Cost $158,127,498**) - 94.74%					172,290,935
Other Assets and Liabilities, net - 5.26%					9,572,571
Net Assets - 100.00%					$181,863,506

Percentages shown are stated as a percentage of net assets as of June 30, 2016. All investments in Investment Funds are non-income producing.
*	Investment Fund held in GAI Special Asset Holdings, Inc.

**	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2016, as computed for federal tax purposes, were as follows:

Aggregate cost	$184,587,335

Gross unrealized appreciation	$3,064,779
Gross unrealized depreciation	(15,361,179)
Net unrealized depreciation	$(12,296,400)

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

Investments by Strategy (as a percentage of total investments)
Investment Funds
Long/Short Equity	24.49%
Event Driven/Distressed	16.12
Asset-Backed Securities	14.52
Global Macro	13.58
Relative Value	13.02
Equity Special Situations	11.37
Total Investment Funds	93.10
Purchased Options	0.09
Investments in Securities
Equity	5.15
Collateralized Loan Obligation	1.66
Total Investments in Securities	6.81
100.00%

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

Credit Default Swaps Outstanding as of June 30, 2016:
Credit Default Swap Agreements on Credit Indices - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid
Morgan Stanley Capital Services Inc.	CDX.IG.CDSI.S26.5Y	Buy	(1.00)	6/20/2021	$2,145,000	$(22,603)	$(20,281)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.19	Buy	(5.00)	12/20/2017	$391,680	(16,983)	(11,533)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.22	Buy	(5.00)	6/20/2019	$739,200	(45,289)	(62,396)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,520,000	(11,454)	10,538
						$(96,329)	$(83,672)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd	Buy	(1.00)	12/20/2016	$98,000	(413)	3,845
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	(420)	3,845
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(490)	(972)
Morgan Stanley Capital Services Inc.	Federal Republic of Germany	Buy	(0.12)	9/20/2018	$114,000	(86)	4,324
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$21,000	43	3,611
Morgan Stanley Capital Services Inc.	National Australia Bank Ltd	Buy	(1.00)	12/20/2016	$49,000	(210)	1,923
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	23	1,988
						$(1,553)	$18,564

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

Written Options Open as of June 30, 2016

Description	Strike Price	Expiration Date	Premium Received/(Paid)	Fair Value
Index Options
Call Option - OTC - Morgan Stanley
Capital Services Inc., SPX	$2,140	8/19/2016	$21,939	$(22,000)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,000	8/19/2016	41,939	(42,000)
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,130	7/29/2016	21,739	(21,800)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,030	7/29/2016	29,939	(30,000)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,040	7/15/2016	33,299	(13,900)
			148,855	(129,700)

Futures Contracts Open as of June 30, 2016

Description	Number of Contracts	Expiration Date	Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Index Futures
S&P500 EMINI	(8)	9/16/2016	$37	$(15,180)

Forward Foreign Currency Exchange Contract Open as of June 30, 2016

Description	Origination Value	Current Value	Unrealized Appreciation/ (Depreciation)
Buy BRL, Sell USD settling 10/3/2016	$284,000	$286,343	$(2,343)

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

A summary of derivative instruments by primary risk exposure is outlined in the following tables:
The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivative instruments not accounted for as hedging instruments	Location on Consolidated Statement of Assets, Liabilities and Net Assets	Fair Value
Asset derivative instruments		$66
Credit Contracts	Credit default swaps, at fair value	151,800
Equity Contracts	Purchased index option contracts, at fair value	$151,866
Total asset derivative instruments

Liability derivative instruments
Credit Contracts	Credit default swaps, at fair value	$(97,948)
Equity Contracts	Futures margin payable	(15,180)
Equity Contracts	Written index option contracts, at fair value	(129,700)
Foreign Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contract	(2,343)
Total liability derivative instruments		$(245,171)

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the three months ended June 30, 2016 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Futures	Total
Equity Contracts	$(29,396)	$–	$(44,276)	$(73,672)
Credit Contracts	–	(21,352)	–	(21,352)
Total	$(29,396)	$(21,352)	$(44,276)	$(95,024)

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the
 Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Futures/ Forwards	Total
Equity Contracts	$70,681	$–	$31,760	$102,441
Foreign Exchange Contracts	–	–	(2,343)	(2,343)
Credit Contracts	–	(2,654)	–	(2,654)
Total	$70,681	$(2,654)	$29,417	$97,444

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

Fair Value Measurements
The GAI Corbin Multy-Strategy Fund, LLC and its wholly-owned subsidiary, GAI Special Asset Holdings, Inc. (together, the "Fund") invest in various collective investment vehicles ("Investment Funds").
Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. On May 1, 2015, FASB issued Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value ("NAV") per share or its equivalent. As a result, investments in Investment Funds with a fair value of $160,405,566 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy as determined by Wells Fargo Investment Institute, Inc. (the "Adviser") are:
•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The fair value of written and purchased index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund's fair value hierarchy. The fair value of written and purchased over-the-counter currency options, swaptions, futures, forward foreign currency exchange contracts, credit default swaps, and collateralized loan obligations can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these investments within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2016 is as follows:

Description	Total Fair Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments
Assets
Purchased Options	$151,800	$151,800	$–	$–
Credit Default Swaps	66	–	66	–
Liabilities
Written Options	(129,700)	(129,700)	–	–
Credit Default Swaps	(97,948)	–	(97,948)	–
Futures	(15,180)	(15,180)	–	–
Forwards	(2,343)	(2,343)	–	–

Investment Funds(1)	160,405,566	–	–	–
Investments in Securities
Collateralized Loan Obligations	2,854,837	–	2,854,837	–
Equity	8,878,732	8,878,732	–	–
Total Investments	$172,045,830	$8,883,309	$2,756,955	$–

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were no transfers between any levels during the three month period ended June 30, 2016.
While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly, semi-annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the three month period ended June 30, 2016. As of June 30, 2016, the Fund had unfunded capital commitments of $2,749,250.
The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2016:
Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur. Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

GAI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016

Please refer to the March 31, 2016 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.
Subsequent Events
The Adviser has determined that there were no events that required disclosure other than those listed below.
The Boards of Managers (the "Board") of the GAI Aurora Opportunities Fund, LLC (the "Aurora Fund") and the GAI Corbin Multi-Strategy Fund, LLC (the "Corbin Fund" and together the "Funds") approved a reorganization (the "Reorganization") under which shareholders of the Aurora Fund will receive common shares of the Corbin Fund, and the Corbin Fund will acquire substantially all of the assets and liabilities of the Aurora Fund. Such transaction would occur on the basis of relative net asset value of the Funds. The Board of each Fund determined that the Reorganization would be in the best interests of such Fund and that each investor (each, a "Member") would not be diluted as a result of the Reorganization. The Board also took into account that: (i) the Funds expose their Members to similar types of risk and implement substantially similar investment strategies and objectives; (ii) the Corbin Fund has a shorter notice period for access to liquidity; and (iii) the Corbin Fund has outperformed the Aurora Fund. The Reorganization, which was described in an information statement filed with the Securities and Exchange Commission in final form on May 23, 2016, was approved by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended, and the rules thereunder) of the Aurora Fund at a Member meeting held on June 10, 2016. The transaction is expected to close at the end of September 2016.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 26, 2016

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.